Retirement Plans (Details 1) (Supplemental Employee Retirement Plans, Defined Contribution Plan [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Supplemental Employee Retirement Plans, Defined Contribution Plan [Member]
Contribution and amortized expense related to the Supplemental Executive Retirement Plan
Contributions to the Supplemental Executive Retirement Plan	$ 938	$ 701	$ 746
Amortized expense due to Supplemental Executive Retirement Plan	$ 807	$ 526	$ 562